Direxion funds
Hilton Tactical Income Fund
(the “Fund”)

Supplement dated September 2, 2026 to the
Summary Prospectus and Prospectus, each dated December 29, 2025

Effective immediately, the table under the heading “Shareholder Fees” will be replaced in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of purchase, if applicable)	1.00%	1.00%
For more information, please contact the Fund at (800) 851-0511.

Please retain this Supplement with your Summary Prospectus and Prospectus.